Loans and advances to customers (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Renegotiated Loans And Advances To Customers [Abstract]
Opening balance	R$ 17,183,869	R$ 17,501,423
Additional renegotiated amounts, including interest	15,193,567	16,185,863
Payments received	(9,472,888)	(10,108,040)
Write-offs	(5,761,336)	(6,395,377)
Closing balance	17,143,212	17,183,869
Expected loss on loans and advances	(7,015,820)	0
Impairment of loans and advances	0	(10,853,777)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 10,127,392	R$ 6,330,092
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	40.90%	63.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.20%	4.60%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	2.70%	1.80%